MFA 2024-NQM2 Trust ABS-15G

EXHIBIT 99.47

Loan ID	Seller Loan ID	Marketing ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
XXXX		72439		XXXX	Proposed Hazard Insurance	the1008Page	0.0	157.93	PITIA breakdown on 1008 page of XXXX is for the primary residence. The subject property is an investment property, therefor the breakdown was entered as $0.00.
XXXX		72439		XXXX	Property Type	propertyValuationPage	Single Family Detached	Single Family Attached	Appraisal designates the property as detached.
XXXX		72439		XXXX	Prepayment Penalty Calculation	notePage	5%	No Prepayment Penalty	Prepayment penalty is detailed in the prepayment penalty rider.
XXXX		72439		XXXX	Prepayment Penalty Flag	notePage	Y	Yes	Same value